Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 93.4%
	Exchange Traded Funds - 93.4%
437,470	Invesco QQQ Trust Series 1 (f)	$90,031,326
242,586	Invesco S&P 500 Equal Weight ETF (f)	25,100,373
836,185	iShares Edge MSCI USA Quality Factor ETF	76,887,211
684,954	iShares MSCI Eurozone ETF (f)	25,678,925
116,411	Janus Henderson Small/Mid Cap Growth Alpha ETF (h)	5,165,156
326,467	Schwab U.S. Large-Cap Value ETF (f)	17,322,339
1,902,131	SPDR Portfolio Developed World ex-US ETF	53,468,902
1,847,850	SPDR Portfolio Emerging Markets ETF	63,085,599
1,561,022	SPDR Portfolio S&P 500 Growth ETF (e)(f)	62,284,778
1,457,506	SPDR Portfolio S&P 500 Value ETF (e)(f)	44,891,185
215,000	Xtrackers S&P 500 ESG ETF	5,477,706
	TOTAL EXCHANGE TRADED FUNDS (Cost - $484,236,585)	469,393,500

	COMMON STOCKS - 8.1%
	Aerospace/Defense - 0.3%
2,496	Arconic, Inc.	73,258
2,468	Lockheed Martin Corp.	912,839
553	TransDigm Group, Inc.	308,469
		1,294,566
	Apparel - 0.1%
5,246	Nike, Inc. - Class B	468,887

	Banks - 0.3%
10,726	JPMorgan Chase & Co.	1,245,396
8,214	Morgan Stanley	369,876
1,345	State Street Corp.	91,608
		1,706,880
	Beverages - 0.1%
5,143	Brown-Forman Corp. - Class B	315,832

	Biotechnology - 0.2%
3,988	Amgen, Inc.	796,523
1,184	Vertex Pharmaceuticals, Inc. (a)	265,252
		1,061,775
	Building Materials - 0.1%
1,192	Fortune Brands Home & Security, Inc.	73,606
675	Martin Marietta Materials, Inc.	153,583
1,402	Masco Corp.	57,930
753	Vulcan Materials Co.	90,556
		375,675
	Chemicals - 0.2%
1,525	Air Products & Chemicals, Inc.	334,905
421	FMC Corp.	39,195
873	Sherwin-Williams Co.	451,123
		825,223
	Commercial Services - 0.4%
363	Equifax, Inc.	51,560
1,761	Global Payments, Inc.	323,971

3,898	IHS Markit, Ltd.	277,693
1,954	Moody's Corp.	469,019
2,483	S&P Global, Inc.	660,255
3,754	Western Union Co.	84,052
		1,866,550
	Computers - 0.0%
1,054	Fortinet, Inc. (a)	107,571
1,421	Seagate Technology PLC	68,137
		175,708
	Construction - 0.0% (b)
20	NVR, Inc. (a)	73,344

	Cosmetics/Personal Care - 0.2%
10,856	Procter & Gamble Co.	1,229,225

	Distribution/Wholesale - 0.1%
2,353	Copart, Inc. (a)	198,782
1,485	LKQ Corp. (a)	43,926
		242,708
	Diversified Financial Services - 0.1%
2,226	Intercontinental Exchange, Inc.	198,604
876	Nasdaq, Inc.	89,834
1,419	T. Rowe Price Group, Inc.	167,456
		455,894
	Electric - 0.5%
1,731	Alliant Energy Corp.	90,220
2,139	Entergy Corp.	250,070
1,997	Eversource Energy	172,661
4,476	NextEra Energy, Inc.	1,131,354
789	Sempra Energy	110,286
8,861	Southern Co.	534,850
1,215	WEC Energy Group, Inc.	112,181
		2,401,622
	Electrical Components & Equipment - 0.1%
920	Ametek, Inc.	79,120
1,172	L3Harris Technologies, Inc.	231,740
		310,860
	Electronics - 0.1%
738	Allegion PLC	84,863
1,860	Garmin, Ltd.	164,405
		249,268
	Engineering & Construction - 0.0% (b)
575	Jacobs Engineering Group, Inc.	53,095

	Finance and Insurance - 0.0% (b)
282	MarketAxess Holdings, Inc.	91,461
554	WR Berkley Corp.	37,196
		128,657
	Food - 0.2%
2,634	Campbell Soup Co.	118,846
1,510	Conagra Brands, Inc.	40,302
1,426	Kellogg Co.	86,230
1,129	Lamb Weston Holdings, Inc.	98,099
5,027	Sysco Corp.	335,049
1,877	Tyson Foods, Inc., Class A	127,317
		805,843

	Healthcare Products - 0.6%
231	Align Technology, Inc. (a)	50,439
5,384	Danaher Corp.	778,419
11,444	Medtronic PLC	1,152,067
1,147	ResMed, Inc.	182,327
186	Teleflex, Inc.	62,314
1,357	Thermo Fisher Scientific, Inc.	394,615
1,846	Zimmer Biomet Holdings, Inc.	251,333
		2,871,514
	Healthcare Services - 0.1%
1,061	DaVita, Inc. (a)	82,355
752	Humana, Inc.	240,399
		322,754
	Home Builders - 0.1%
3,263	DR Horton, Inc.	173,820
2,656	Lennar Corp., Class A	160,263
2,840	Pulte Group, Inc.	114,168
		448,251
	Home Furnishings - 0.0% (b)
762	Leggett & Platt, Inc.	30,221

	Household Products/Wares - 0.0% (b)
371	Avery Dennison Corp.	42,476

	Information - 0.5%
37,025	AT&T, Inc.	1,304,021
8,727	Microsoft Corp.	1,413,861
		2,717,882
	Insurance - 0.2%
2,835	Allstate Corp.	298,384
1,038	Aon PLC	215,904
560	Assurant, Inc.	67,530
280	Everest Re Group, Ltd.	69,406
692	Globe Life, Inc.	64,121
3,955	Marsh & McLennan Cos., Inc.	413,535
		1,128,880
	Internet - 0.5%
989	Alphabet, Inc. (a)	1,324,518
6,350	Facebook, Inc. (a)	1,222,185
		2,546,703
	Lodging - 0.0% (b)
2,106	Hilton Worldwide Holdings, Inc.	204,703

	Machinery - Diversified - 0.0% (b)
978	Dover Corp.	100,480

	Manufacturing - 0.3%
4,584	Apple, Inc.	1,253,082

	Media - 0.2%
2,273	Charter Communications, Inc. (a)	1,120,975

	Mining - 0.1%
6,436	Newmont Goldcorp Corp.	287,239

	Miscellaneous Manufacturing - 0.0%
1,455	Eaton Corp PLC	131,998

	Oil & Gas - 0.2%
2,834	Apache Corp.	70,623
3,076	ConocoPhillips	148,940
2,734	Hess Corp.	153,596
2,389	Phillips 66	178,841
638	Pioneer Natural Resources Co.	78,334
2,642	Valero Energy Corp.	175,032
		805,366
	Pharmaceuticals - 0.6%
21,420	Bristol-Myers Squibb Co.	1,265,065
6,735	Eli Lilly & Co.	849,486
5,101	Zoetis, Inc.,	679,606
		2,794,157
	Pipelines - 0.1%
21,597	Kinder Morgan, Inc.	414,014
4,536	Oneok, Inc.	302,642
		716,656
	Professional, Scientific, and Technical Services - 0.0% (b)
1,032	CDW Corp.	117,875

	Real Estate Investment Trusts - 0.5%
796	Alexandria Real Estate Equities, Inc.	120,897
4,222	American Tower Corp.	957,549
2,272	Crown Castle International Corp.	325,555
884	Equinix, Inc.	506,355
2,259	Healthpeak Properties, Inc.	71,475
854	Mid-America Apartment Communities, Inc.	110,388
5,416	Prologis, Inc.	456,460
2,734	Weyerhaeuser Co.	71,029
		2,619,708
	Retail - 0.4%
1,652	Best Buy Co., Inc.	124,974
213	Chipotle Mexican Grill, Inc. (a)	164,772
2,590	Costco Wholesale Corp.	728,153
926	Dollar General Corp.	139,178
3,267	Lowe's Cos., Inc.	348,164
399	O'Reilly Automotive, Inc. (a)	147,119
5,035	Target Corp.	518,605
		2,170,965
	Semiconductors - 0.5%
11,495	Advanced Micro Devices, Inc. (a)	522,793
3,433	Applied Materials, Inc.	199,526
1,098	KLA Corp.	168,773
1,565	Lam Research Corp.	459,218
1,868	Nvidia Corp.	504,491
1,035	Qorvo, Inc. (a)	104,100
5,096	Qualcomm, Inc.	399,017
1,472	Skyworks Solutions, Inc.	147,465
		2,505,383

	Shipbuilding - 0.0%
234	Huntington Ingalls Industries, Inc.		48,094

	Software - 0.3%
3,644	Activision Blizzard, Inc.		211,826
641	Ansys, Inc. (a)		155,244
1,813	Electronic Arts, Inc. (a)		183,784
3,293	Fiserv, Inc. (a)		360,122
1,317	Leidos Holdings, Inc.		135,190
832	MSCI, Inc.		245,806
			1,291,972
	Transportation - 0.0% (b)
927	Kansas City Southern		139,680

	Transportation and Warehousing - 0.0% (b)
602	Old Dominion Freight Line, Inc.		116,668

	Water - 0.0% (b)
911	American Water Works Co., Inc.		112,654

	TOTAL COMMON STOCKS (Cost - $44,443,294)		40,687,948

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.5% (a)(c)
	PURCHASED PUT OPTIONS - 0.4%
	Invesco QQQ Trust Series 1 (g)
500	Expiration: June 2020, Exercise Price: $216	$ 10,290,000	852,000
	SPDR Gold Shares
5,000	Expiration: March 2020, Exercise Price: $140	74,190,000	247,500
	SPDR S&P 500 ETF Trust (g)
500	Expiration: July 2020, Exercise Price: $305	14,813,000	1,084,500
	TOTAL PURCHASED PUT OPTIONS (Cost - $631,378)		2,184,000

	PURCHASED CALL OPTIONS - 0.1%
	Invesco QQQ Trust Series 1
1,000	Expiration: June 2020, Exercise Price: $236	20,580,000	195,000
	SPDR S&P 500 ETF Trust
1,000	Expiration: July 2020, Exercise Price: $337	29,626,000	148,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $2,146,808)		343,500

	TOTAL PURCHASED OPTIONS (Cost - $2,778,185)		2,527,500

	SHORT TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
731,462	First American Treasury Obligations Fund, Class X, 1.49% (d)		731,462
	TOTAL SHORT TERM INVESTMENTS (Cost - $731,462)		731,462

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.5%
108,096,606	First American Government Obligations Fund, Class Z, 1.43% (d)		108,096,606
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $108,096,606)		108,096,606

	TOTAL INVESTMENTS - 123.6% (Cost - $640,286,132)		621,437,016
	Liabilities in Excess of Other Assets - (23.6)%		(118,748,462)
	NET ASSETS - 100.0%		$502,688,554

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN PUT OPTIONS - (1.3)% (a)(c)
	Invesco QQQ Trust Series 1
500	Expiration: June 2020, Exercise Price $236	10,290,000	1,522,250
	SPDR S&P 500 ETF Trust
1,000	Expiration: March 2020, Exercise Price $326	29,626,000	3,040,000
500	Expiration: July 2020, Exercise Price $337	14,813,000	2,123,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,253,070)		6,685,750

	TOTAL OPTIONS WRITTEN (Premiums Received $1,253,070)		$6,685,750

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%.
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; interest rate reflects seven-day yield on February 29, 2020.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $30,100,000.
(f) All or a portion of this security is out on loan as of February 29, 2020.
(g) Held in connection with a written option, see Schedule of Written Options for more details.
(h) Affiliated Security. Please refer to the Notes to Financial Statements.